Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
Note 20 – Leases
Current leasing arrangements
On the bankruptcy Effective date, the Company assumed all outstanding leases and reinstated all associated lease liabilities and right-of-use
(“ROU”) assets.
As of September 30, 2022, we held an operating lease for the
West Hercules
. We also have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record lease liabilities and associated right-of-use
assets for our portfolio of operating leases.
We continue to lease three of our benign environment jackup rigs,
West Castor, West Telesto
and
West Tucana,
to our joint venture, Gulfdrill, for a contract with GDI in Qatar.
On July 1, 2022 we commenced a lease for our benign environment floater,
West Gemini,
to our Sonadrill joint venture for a nominal charter rate.

Sale and leaseback arrangements with SFL Corporation
Seadrill had previously entered into sale and leaseback arrangements for the
West Hercules
semi-submersible rig with SFL Hercules Ltd in 2008, the
West Linus
jackup rig with SFL Linus Ltd in 2014, and the
West Taurus
semi-submersible rig with SFL Deepwater Ltd in 2008, all wholly owned subsidiaries of SFL Corporation Ltd Ltd (“SFL”).
The
West Taurus
lease was terminated in March 2021 and the
West Taurus
was delivered back to SFL on May 6, 2021.
On August 27, 2021, the Bankruptcy Court approved an amendment to the original
West Hercules
SFL charter based on the current Equinor contract in Norway and in direct continuation (after a period of mobilization) of the subsequent Equinor contract in Canada. The buy-back
obligation, that previously resulted in the failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the
West Hercules
. Seadrill is leasing the
West Hercules
from SFL under an operating lease until the end of the Canada contract. The
West Hercules
concluded its contract in the fourth quarter and is expected to be redelivered to the rig owner late in the fourth quarter of 2022. Refer to Note 24 – “Related party transactions” for further information.
On February 22, 2022, Seadrill entered an interim transition charter with SFL, which provided that Seadrill would continue to operate the
West Linus
until the rig was delivered back to SFL. The amended lease for the
West Linus
resulted in the recognition of a short-term operating lease. The buy-back
obligation, that previously resulted in a failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the
West Linus
. The
West Linus
lease was terminated in September 2022 and was delivered back to SFL on September 30, 2022.
Lease fair value and Chapter 11
In accordance with the bankruptcy guidance, liabilities and assets associated with assumed leases should be recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805 and follow specific guidance for acquired leases under “ASC 842” and ASC 805. In accordance with such guidance, at emergence, assumed leases are remeasured by utilizing 1) the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise); 2) the remaining lease payments; 3) the updated discount rate for the successor entity which is reflective of the new lease term. Further, in a business combination, ASC 842 requires that the acquirer retain the acquiree’s previous lease classification, unless the lease is modified.
Lease liabilities (Short-term & Long-term)
In accordance with ASC 805, acquired operating lease liabilities should be measured as if they were new leases following the guidance under ASC 842 (e.g., reassessment of the lease term, incremental borrowing rate (“IBR”), lease payments, purchase options). Therefore, all assumed lease liabilities were measured at the present value of remaining lease payments discounted at the IBR of the successor on the date of remeasurement (i.e., the Effective Date).
Right-of-use
assets (“ROU assets”)
In accordance with ASC 805, acquired operating lease ROU assets are measured at the amount of the corresponding lease liabilities adjusted by any favorable or unfavorable terms of the lease as compared to market terms. When determining whether there were any favorable or unfavorable terms of a lease that required recognition, management considered all of the terms of the lease (e.g., contractual rent payments, renewal or termination options, purchase options, lease incentives). Pursuant to the above guidance, as part of its fresh-start valuation, the Company adjusted the ROU asset downwards for the
West Hercules
and
West Linus
SFL bareboat charters by $9 million and $13 million respectively for the effect of off-market
rental payments.
Lease liabilities
For operating leases where we are the lessee, our future undiscounted cash flows as at September 30, 2022 (Successor) are as follows:

(In $ millions)	Year ended December 31
Remainder of 2022	8
2023	2
2024	2
2025	2
2026 and thereafter	2

Total	16

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Total undiscounted cash flows	16	37
Less discount	(2)	(2)

Operating lease liability	14	35

Of which:
Current	7	30
Non-current	7	5

Supplementary lease information
The following table gives supplementary information regarding our lease accounting for the three months ended September 30, 2022 (Successor) and September 30, 2021 (Predecessor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the period February 23, 2022 through September 30, 2022 (Successor) and the nine months ended September 30, 2021 (Predecessor):

	Successor	Predecessor	Successor	Predecessor
(In $ million)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2022
Operating lease cost:
Operating lease cost	11	27	31	4	32
Short-term lease cost	1	—	3	1	—

Total lease cost	12	27	34	5	32

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	12	27	34	5	32
Right-of-use assets obtained in exchange for operating lease liabilities during the period – Non-cash Investing items	—	—	4	24	—
Weighted-average remaining lease term in months	37	25	37	22	25
Weighted-average discount rate	10%	16%	10%	9%	16%
Lessor arrangements
On November 25, 2019, March 15, 2020 and November 15, 2020 respectively, we leased the
West Castor, West Telesto
and
West Tucana
to Gulfdrill. T
he estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31
2022	7
2023	28
2024	21
2025 and thereafter	20

Total	76

On July 1, 2022, Seadrill leased the
West Gemini
to the Sonadrill joint venture, until August 2024, at a nominal charter rate. At the commencement date of the charter agreement on July 1, 2022, Seadrill recorded an increase in its investment in Sonadrill equal to the fair value of the lease commitment. The offsetting entry was a liability representing the lease commitment, which is amortized as lease revenue over the anticipated lease term. Refer to Note 15 – “Investment in associated companies” for further details.
Refer to Note 8 – Other revenue for comparative information on income from operating leases.

Note 22 – Leases
As
of December 31, 2021, we held operating leases for both the
West Bollsta
and
West Hercules
. As of December 31, 2021, the negotiations over the
West Linus
lease amendment had not been concluded yet. Therefore, we still maintain the rig asset on balance sheet along with the finance liability to SFL (held in liabilities subject to compromise). We also have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record lease liabilities and associated right-of-use
assets for our portfolio of operating
leases.

We continue to lease three of our benign environment jackup rigs,
West Castor, West Telesto
and
West Tucana,
to our joint venture, Gulfdrill, for a contract with GDI in Qatar.
In March, 2020, Seadrill was awarded a contract to provide drilling services for 10 firm wells and 4 optional wells. To fulfill this contract Seadrill entered a charter agreement to lease the
West Bollsta
rig from Northern Ocean. The rig was mobilized and commenced operations in early October after being available at the drill location in September, 2020. This operating lease arrangement resulted in the recognition of a lease liability and offsetting right of use asset. During 2021, the charter was amended to cancel the drilling of the 10th well, resulting in an early termination fee of $6 million and right-of-use
asset impairment charge of $10 million being recorded.
Seadrill entered into sale and leaseback arrangements for the
West Hercules
semi-submersible rig with SFL Hercules Ltd in 2008, the
West Linus
Jack-up
rig with SFL Linus Ltd in 2014, and the
West Taurus
semi-submersible rig with SFL Deepwater Ltd (“Deepwater”) in 2008, all wholly owned subsidiaries of SFL Corporation Ltd (“SFL”), a related party.
The
West Taurus
lease was terminated in March 2021 and the
West Taurus
was delivered back to SFL on May 6, 2021.
On August 27, 2021, the Bankruptcy Court approved an amendment to the original SFL charter based on the current Equinor contract in Norway and in direct continuation (after a period of mobilization) of the subsequent Equinor contract in Canada. The buy-back
obligation, that previously resulted in the failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the
West Hercules
. Seadrill is leasing the
West Hercules
from SFL under an operating lease until the end of the Canada contract. The lease is expected to end in October 2022. Refer to Note 27 – “Related party transactions” for further information.
Seadrill leases
and operates the
West Linus
on a drilling contract with ConocoPhillips, the term of which were expected to end in December, 2028. The existing lease with SFL is not considered sustainable as part of the new capital structure. Chapter 11 affords Seadrill the option to reject or renegotiate this lease on more economically viable terms. On February 18, 2022, subsequent to year-end,
Seadrill entered an interim transition charter with SFL, which will see Seadrill continuing to operate the
West Linus
until the rig is delivered back to SFL. The amendment is expected to result in the recognition of a short-term operating lease and the removal of the buyback obligation is expected to result in a deemed disposal of the
West Linus.
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2021
2022	32
2023	3
2024	1
2025 and thereafter	1

Total	37

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2021:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Total undiscounted cash flows	37	79
Less short term leases	—	—
Less discount	(2)	(11)

Operating lease liability	35	68

Of which:
Current	30	51
Non-current	5	17

Total	35	68

The following table gives supplementary information regarding our lease accounting at December 31, 2021:

(In $ million)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	42	19	12
Short-term lease cost	1	2	1
Total lease cost	43	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities – Operating Cash flows	42	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	24	53	19
Weighted-average remaining lease term in months	19	14	18
Weighted-average discount rate	10%	24%	13%
On November 25, 2019, March, 15 2020 and November 15, 2020 we leased the
West Castor,
West Telesto
and
West Tucana
to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31, 2021
2022	28
2023	28
2024	21
2025	18
2026 and thereafter	2

Total	97

Refer to Note 8 – “Other revenues” for comparative information on income from operating leases.